Note 22 - Income Tax Provision - Tax Reconciliation (Details) (Parentheticals)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax, Percent	21.00%	21.00%